Payden High Income Fund

Schedule of Investments
- July 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (1%
)
1,600,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
7.74%, 1/25/52 CAD (a)(b) $ 1,205
1,927,313 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 28.35%, 9/25/28 (a) 2,335
2,500,000 Madison Park Funding XIII Ltd. 2014-13A
144A, (3 mo. LIBOR USD + 2.850%), 5.59%,
4/19/30 (a)(c) 2,351
1,250,000 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 9.97%, 5/15/32 (a) 1,242
Total Asset Backed (Cost - $6,892)
7,133
Bank Loans(d) (3%
)
2,200,000 ABG Intermediate Holdings 2 LLC Term Loan
2L, (1 mo. Term Secured Overnight Financing
Rate + 5.000%), 8.03%, 12/20/29  2,027
1,462,072 AI Convoy Luxembourg Sarl Term Loan B 1L,
(LIBOR USD 1-Month + 3.500%), 5.05%,
1/20/27  1,416
3,503,000 Ascent Resources Utica Holdings LLC Term Loan
2L, (LIBOR USD 1-Month + 9.000%), 11.46%,
11/01/25  3,709
1,496,250 Crocs Inc. Term Loan B 1L, (1 mo. Term Secured
Overnight Financing Rate + 3.500%), 4.45%,
2/19/29  1,413
1,075,431 GOBP Holdings Inc. Term Loan B 1L, (LIBOR
USD 1-Month + 2.750%), 5.12%, 10/22/25  1,055
4,200,000 MIC Glen LLC Term Loan 2L, (LIBOR USD
1-Month + 6.750%), 9.12%, 7/21/29  3,864
2,000,000 Naked Juice LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 6.500%),
8.15%, 1/24/30  1,848
930,833 Organon & Co. Term Loan B 1L, (LIBOR USD
1-Month + 3.000%), 4.63%, 6/02/28  918
990,000 PetsMart LLC Term Loan B 1L, (LIBOR USD
1-Month + 3.500%), 6.12%, 2/12/28  957
1,270,000 Sotera Health Holdings LLC Term Loan 1L,
(LIBOR USD 1-Month + 2.750%), 5.12%,
12/13/26  1,231
2,505,000 Tacala Investment Corp. Term Loan B 2L,
(LIBOR USD 1-Month + 7.500%), 9.87%,
2/05/28  2,355
1,250,000 TIBCO Software Inc. Term Loan 2L, (LIBOR
USD 1-Month + 7.340%), 9.63%, 3/04/28  1,244
Total Bank Loans (Cost - $22,912)
22,037
Corporate Bond (86%
)
Automotive  (3%)
2,500,000 Allison Transmission Inc. 144A, 3.75%,
1/30/31 (a) 2,163
586,000 American Axle & Manufacturing Inc. , 6.25%,
3/15/26 (e) 555
406,000 Clarios Global LP/Clarios U.S. Finance Co.
144A, 6.25%, 5/15/26 (a) 409
2,500,000 Ford Motor Co. , 4.75%, 1/15/43  2,064
4,300,000 Ford Motor Credit Co. LLC , 2.90%, 2/10/29  3,621
2,000,000 Ford Motor Credit Co. LLC , 3.82%, 11/02/27  1,836
3,250,000 Ford Motor Credit Co. LLC , 4.95%, 5/28/27  3,198
2,600,000 Goodyear Tire & Rubber Co. , 5.00%, 7/15/29  2,377
1,000,000 IHO Verwaltungs GmbH , 3.75%, 9/15/26
EUR (b)(f) 893
2,500,000 Jaguar Land Rover Automotive PLC 144A,
5.50%, 7/15/29 (a) 1,934
Principal
or Shares Security Description
Value
(000)
2,000,000 Wheel Pros Inc. 144A, 6.50%, 5/15/29 (a) $ 1,455
20,505
Banking  (1%)
1,500,000 Bank of America Corp. FF, (3 mo. LIBOR USD +
2.931%), 5.88% (c)(g) 1,421
1,500,000 Citigroup Inc. , (3 mo. LIBOR USD + 4.068%),
5.95% (c)(g) 1,496
1,000,000 Deutsche Bank AG , (USD ICE Swap Rate 11:00
am NY 5Y + 2.553%), 4.88%, 12/01/32 (c) 863
3,780
Basic Industry  (11%)
3,550,000 ARD Finance SA 144A, 6.50%, 6/30/27 (a) 2,696
3,930,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC 144A,
4.00%, 9/01/29 (a) 3,388
4,050,000 ASP Unifrax Holdings Inc. 144A, 7.50%,
9/30/29 (a)(e) 3,209
2,400,000 Avient Corp. 144A, 7.13%, 8/01/30 (a) 2,477
3,000,000 Builders FirstSource Inc. 144A, 4.25%,
2/01/32 (a) 2,575
2,750,000 Coeur Mining Inc. 144A, 5.13%, 2/15/29 (a)(e) 1,853
4,000,000 Consolidated Energy Finance SA 144A, 5.63%,
10/15/28 (a) 3,270
2,500,000 Eldorado Gold Corp. 144A, 6.25%, 9/01/29 (a) 2,001
2,500,000 Energizer Holdings Inc. 144A, 4.38%,
3/31/29 (a) 2,070
1,500,000 FMG Resources August 2006 Pty Ltd. 144A,
4.38%, 4/01/31 (a) 1,304
2,000,000 FMG Resources August 2006 Pty Ltd. 144A,
4.50%, 9/15/27 (a) 1,849
1,500,000 GrafTech Finance Inc. 144A, 4.63%,
12/15/28 (a) 1,305
1,000,000 Graphic Packaging International LLC 144A,
4.75%, 7/15/27 (a) 976
2,500,000 H&E Equipment Services Inc. 144A, 3.88%,
12/15/28 (a) 2,174
2,625,000 Howmet Aerospace Inc. , 3.00%, 1/15/29  2,358
1,895,000 IEA Energy Services LLC 144A, 6.63%,
8/15/29 (a) 1,878
4,000,000 Kaiser Aluminum Corp. 144A, 4.50%,
6/01/31 (a) 3,229
2,500,000 KBR Inc. 144A, 4.75%, 9/30/28 (a) 2,263
1,000,000 Meritage Homes Corp. , 5.13%, 6/06/27  981
2,350,000 Moog Inc. 144A, 4.25%, 12/15/27 (a) 2,197
3,650,000 NOVA Chemicals Corp. 144A, 4.25%,
5/15/29 (a)(e) 3,176
1,850,000 Novelis Corp. 144A, 4.75%, 1/30/30 (a) 1,714
2,600,000 SCIL IV LLC/SCIL USA Holdings LLC 144A,
5.38%, 11/01/26 (a) 2,182
1,000,000 Spirit AeroSystems Inc. 144A, 7.50%,
4/15/25 (a) 997
1,500,000 Standard Industries Inc. 144A, 4.38%,
7/15/30 (a) 1,312
1,000,000 Standard Industries Inc. 144A, 4.75%,
1/15/28 (a)(e) 953
500,000 Standard Industries Inc. 144A, 5.00%,
2/15/27 (a) 480
3,000,000 Stevens Holding Co. Inc. 144A, 6.13%,
10/01/26 (a) 2,953
3,000,000 Terex Corp. 144A, 5.00%, 5/15/29 (a) 2,681
2,500,000 TransDigm Inc. , 4.88%, 5/01/29  2,240
250,000 TransDigm Inc. 144A, 8.00%, 12/15/25 (a) 259

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
1,500,000 TransDigm UK Holdings PLC , 6.88%, 5/15/26  $ 1,499
1,000,000 Tri Pointe Homes Inc. , 5.70%, 6/15/28  958
2,650,000 TriMas Corp. 144A, 4.13%, 4/15/29 (a) 2,353
2,500,000 Tronox Inc. 144A, 4.63%, 3/15/29 (a) 2,159
2,500,000 TTM Technologies Inc. 144A, 4.00%,
3/01/29 (a) 2,212
2,200,000 Tutor Perini Corp. 144A, 6.88%, 5/01/25 (a)(e) 1,964
2,000,000 Univar Solutions USA Inc. 144A, 5.13%,
12/01/27 (a) 1,938
2,650,000 VM Consolidated Inc. 144A, 5.50%, 4/15/29 (a) 2,327
78,410
Consumer Goods  (4%)
1,600,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.50%,
3/15/29 (a) 1,405
1,900,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 4.88%,
2/15/30 (a) 1,743
3,000,000 Coty Inc. 144A, 5.00%, 4/15/26 (a) 2,950
875,000 Coty Inc./HFC Prestige Products Inc./HFC
Prestige International U.S. LLC 144A, 4.75%,
1/15/29 (a) 796
2,000,000 KeHE Distributors LLC/KeHE Finance Corp.
144A, 8.63%, 10/15/26 (a) 2,022
500,000 Newell Brands Inc. , 5.63%, 4/01/36  461
1,800,000 Post Holdings Inc. 144A, 4.50%, 9/15/31 (a) 1,601
900,000 Post Holdings Inc. 144A, 4.63%, 4/15/30 (a) 808
2,000,000 Post Holdings Inc. 144A, 5.50%, 12/15/29 (a) 1,894
2,900,000 Primo Water Holdings Inc. 144A, 4.38%,
4/30/29 (a) 2,509
3,000,000 Simmons Foods Inc./Simmons Prepared Foods
Inc./Simmons Pet Food Inc./Simmons Feed
144A, 4.63%, 3/01/29 (a) 2,746
1,000,000 U.S. Foods Inc. 144A, 4.63%, 6/01/30 (a) 917
2,500,000 U.S. Foods Inc. 144A, 4.75%, 2/15/29 (a) 2,339
3,000,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) 3,022
2,000,000 WESCO Distribution Inc. 144A, 7.13%,
6/15/25 (a) 2,070
1,000,000 Winnebago Industries Inc. 144A, 6.25%,
7/15/28 (a) 956
28,239
Energy  (13%)
1,000,000 Apache Corp. , 5.10%, 9/01/40  892
700,000 Apache Corp. , 5.25%, 2/01/42  613
2,081,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A, 9.00%, 11/01/27 (a) 2,529
1,300,000 Chesapeake Energy Corp. 144A, 6.75%,
4/15/29 (a) 1,348
915,000 Civitas Resources Inc. 144A, 5.00%,
10/15/26 (a) 861
1,600,000 Delek Logistics Partners LP/Delek Logistics
Finance Corp. 144A, 7.13%, 6/01/28 (a) 1,462
1,500,000 DT Midstream Inc. 144A, 4.13%, 6/15/29 (a) 1,392
800,000 EQM Midstream Partners LP 144A, 7.50%,
6/01/27 (a) 819
1,100,000 EQM Midstream Partners LP 144A, 7.50%,
6/01/30 (a) 1,134
1,050,000 EQT Corp. , 1.75%, 5/01/26  3,152
3,850,000 Genesis Energy LP/Genesis Energy Finance
Corp. , 8.00%, 1/15/27  3,784
1,502,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 1,294
2,600,000 Gulfport Energy Corp. 144A, 8.00%, 5/17/26 (a) 2,616
Principal
or Shares Security Description
Value
(000)
1,950,000 Hilcorp Energy I LP/Hilcorp Finance Co. 144A,
6.25%, 4/15/32 (a) $ 1,759
1,400,000 Holly Energy Partners LP/Holly Energy Finance
Corp. 144A, 5.00%, 2/01/28 (a) 1,293
2,500,000 Howard Midstream Energy Partners LLC 144A,
6.75%, 1/15/27 (a) 2,168
5,200,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (a)(f) 4,927
3,250,000 KLX Energy Services Holdings Inc. 144A,
11.50%, 11/01/25 (a) 1,954
3,350,000 Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a) 2,848
2,250,000 Moss Creek Resources Holdings Inc. 144A,
7.50%, 1/15/26 (a) 2,053
2,000,000 Northern Oil and Gas Inc. 144A, 8.13%,
3/01/28 (a) 1,938
1,400,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 1,385
1,900,000 Occidental Petroleum Corp. , 5.88%, 9/01/25  1,938
3,400,000 Occidental Petroleum Corp. , 6.20%, 3/15/40  3,487
2,000,000 Occidental Petroleum Corp. , 7.88%, 9/15/31  2,321
500,000 Occidental Petroleum Corp. , 8.50%, 7/15/27  572
1,000,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  909
1,750,000 PBF Holding Co. LLC/PBF Finance Corp. ,
7.25%, 6/15/25 (e) 1,729
3,000,000 Penn Virginia Holdings LLC 144A, 9.25%,
8/15/26 (a) 2,959
2,000,000 Plains All American Pipeline LP B, (3 mo.
LIBOR USD + 4.110%), 6.13% (c)(g) 1,538
500,000 SM Energy Co. , 5.63%, 6/01/25  493
1,800,000 SM Energy Co. , 6.50%, 7/15/28  1,777
3,200,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 2,947
2,500,000 Summit Midstream Holdings LLC/Summit
Midstream Finance Corp. 144A, 8.50%,
10/15/26 (a) 2,392
1,750,000 Tamarack Valley Energy Ltd. , 7.25%, 5/10/27
CAD (b) 1,334
1,500,000 TerraForm Power Operating LLC 144A, 4.75%,
1/15/30 (a) 1,396
1,250,000 TerraForm Power Operating LLC 144A, 5.00%,
1/31/28 (a) 1,203
1,500,000 TransMontaigne Partners LP/TLP Finance Corp. ,
6.13%, 2/15/26  1,279
4,300,000 Transocean Inc. 144A, 7.25%, 11/01/25 (a) 3,107
3,200,000 Transocean Inc. 144A, 8.00%, 2/01/27 (a) 2,153
2,400,000 Venture Global Calcasieu Pass LLC 144A,
4.13%, 8/15/31 (a) 2,218
4,400,000 Vermilion Energy Inc. 144A, 6.88%, 5/01/30 (a) 4,252
5,600,000 Weatherford International Ltd. 144A, 8.63%,
4/30/30 (a) 5,080
2,000,000 Western Midstream Operating LP , 5.45%,
4/01/44  1,793
89,098
Financial Services  (7%)
2,550,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (c)(g) 2,157
2,500,000 Cobra AcquisitionCo LLC 144A, 6.38%,
11/01/29 (a) 1,876
3,100,000 Compass Group Diversified Holdings LLC 144A,
5.25%, 4/15/29 (a) 2,743
1,500,000 Enact Holdings Inc. 144A, 6.50%, 8/15/25 (a) 1,513

Principal
or Shares Security Description
Value
(000)
2,500,000 goeasy Ltd. 144A, 5.38%, 12/01/24 (a) $ 2,356
1,500,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.38%, 2/01/29  1,352
850,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25%, 5/15/26  846
3,000,000 Jane Street Group/JSG Finance Inc. 144A,
4.50%, 11/15/29 (a) 2,772
3,650,000 Jefferson Capital Holdings LLC 144A, 6.00%,
8/15/26 (a) 3,238
2,650,000 LPL Holdings Inc. 144A, 4.00%, 3/15/29 (a) 2,470
1,600,000 LPL Holdings Inc. 144A, 4.38%, 5/15/31 (a) 1,456
2,500,000 Midcap Financial Issuer Trust 144A, 6.50%,
5/01/28 (a) 2,303
2,500,000 Nationstar Mortgage Holdings Inc. 144A,
5.13%, 12/15/30 (a) 2,082
2,500,000 Navient Corp. , 5.50%, 1/25/23  2,517
2,000,000 Navient Corp. , 5.50%, 3/15/29  1,718
1,750,000 Navient Corp. , 5.63%, 8/01/33  1,360
1,000,000 Navient Corp. , 5.88%, 10/25/24  982
1,000,000 OneMain Finance Corp. , 4.00%, 9/15/30  787
1,000,000 OneMain Finance Corp. , 5.38%, 11/15/29  852
350,000 OneMain Finance Corp. , 6.63%, 1/15/28  329
2,000,000 OneMain Finance Corp. , 6.88%, 3/15/25  1,978
2,000,000 PennyMac Financial Services Inc. 144A, 4.25%,
2/15/29 (a) 1,632
2,000,000 PRA Group Inc. 144A, 5.00%, 10/01/29 (a)(e) 1,725
1,500,000 PRA Group Inc. 144A, 7.38%, 9/01/25 (a) 1,487
2,200,000 Rocket Mortgage LLC/Rocket Mortgage Co-
Issuer Inc. 144A, 3.88%, 3/01/31 (a) 1,817
1,200,000 World Acceptance Corp. 144A, 7.00%,
11/01/26 (a) 858
45,206
Healthcare  (8%)
800,000 Bausch Health Cos. Inc. 144A, 4.88%,
6/01/28 (a) 640
1,000,000 Bausch Health Cos. Inc. 144A, 5.00%,
1/30/28 (a) 536
2,000,000 Bausch Health Cos. Inc. 144A, 5.00%,
2/15/29 (a) 1,017
2,050,000 Bausch Health Cos. Inc. 144A, 6.13%,
2/01/27 (a) 1,752
1,000,000 Bausch Health Cos. Inc. 144A, 7.25%,
5/30/29 (a) 546
1,000,000 Bausch Health Cos. Inc. 144A, 9.00%,
12/15/25 (a) 728
3,750,000 Centene Corp. , 2.45%, 7/15/28  3,365
1,750,000 Centene Corp. , 2.50%, 3/01/31  1,504
1,000,000 Centene Corp. , 3.00%, 10/15/30  894
2,000,000 Centene Corp. , 4.63%, 12/15/29  1,976
2,200,000 CHS/Community Health Systems Inc. 144A,
5.25%, 5/15/30 (a) 1,854
2,500,000 CHS/Community Health Systems Inc. 144A,
8.00%, 12/15/27 (a) 2,382
2,500,000 DaVita Inc. 144A, 3.75%, 2/15/31 (a) 1,906
4,500,000 Medline Borrower LP 144A, 3.88%, 4/01/29 (a) 4,073
2,200,000 Molina Healthcare Inc. 144A, 3.88%, 5/15/32 (a) 2,024
1,000,000 Molina Healthcare Inc. 144A, 4.38%, 6/15/28 (a) 965
3,500,000 Organon & Co./Organon Foreign Debt Co-Issuer
BV 144A, 5.13%, 4/30/31 (a) 3,281
2,650,000 Owens & Minor Inc. 144A, 6.63%, 4/01/30 (a) 2,654
2,400,000 Prestige Brands Inc. 144A, 3.75%, 4/01/31 (a) 2,067
2,500,000 Prime Healthcare Services Inc. 144A, 7.25%,
11/01/25 (a) 2,205
Principal
or Shares Security Description
Value
(000)
1,900,000 Radiology Partners Inc. 144A, 9.25%,
2/01/28 (a) $ 1,402
1,000,000 RP Escrow Issuer LLC 144A, 5.25%,
12/15/25 (a) 900
2,500,000 Select Medical Corp. 144A, 6.25%, 8/15/26 (a) 2,507
3,500,000 Syneos Health Inc. 144A, 3.63%, 1/15/29 (a) 3,137
3,250,000 Tenet Healthcare Corp. 144A, 4.38%,
1/15/30 (a) 3,026
750,000 Tenet Healthcare Corp. 144A, 4.63%,
6/15/28 (a) 709
1,800,000 Tenet Healthcare Corp. 144A, 4.88%,
1/01/26 (a) 1,775
3,000,000 Tenet Healthcare Corp. 144A, 6.13%,
10/01/28 (a) 2,928
1,100,000 Tenet Healthcare Corp. 144A, 6.13%,
6/15/30 (a) 1,113
1,500,000 Teva Pharmaceutical Finance Netherlands III BV ,
3.15%, 10/01/26  1,357
55,223
Insurance  (2%)
2,430,000 Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer 144A, 6.75%, 10/15/27 (a) 2,312
1,750,000 Assurant Inc. , (3 mo. LIBOR USD + 4.135%),
7.00%, 3/27/48 (c) 1,760
2,500,000 BroadStreet Partners Inc. 144A, 5.88%,
4/15/29 (a) 2,142
3,550,000 Enstar Finance LLC , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.006%), 5.50%, 1/15/42 (c) 3,055
2,200,000 HUB International Ltd. 144A, 5.63%,
12/01/29 (a) 1,952
2,050,000 HUB International Ltd. 144A, 7.00%,
5/01/26 (a) 2,026
1,000,000 Ryan Specialty Group LLC 144A, 4.38%,
2/01/30 (a) 904
14,151
Leisure  (4%)
2,000,000 Caesars Entertainment Inc. 144A, 6.25%,
7/01/25 (a) 1,998
250,000 Caesars Resort Collection LLC/CRC Finco Inc.
144A, 5.75%, 7/01/25 (a) 250
1,000,000 Carnival Corp. 144A, 5.75%, 3/01/27 (a) 804
2,000,000 Carnival Corp. 144A, 6.00%, 5/01/29 (a) 1,545
2,500,000 Carnival Corp. 144A, 7.63%, 3/01/26 (a) 2,157
2,500,000 CDI Escrow Issuer Inc. 144A, 5.75%, 4/01/30 (a) 2,447
1,500,000 Churchill Downs Inc. 144A, 4.75%, 1/15/28 (a) 1,424
2,000,000 Cinemark USA Inc. 144A, 5.25%, 7/15/28 (a) 1,786
1,800,000 Hilton Domestic Operating Co. Inc. 144A,
5.75%, 5/01/28 (a) 1,813
1,050,000 International Game Technology PLC 144A,
4.13%, 4/15/26 (a) 1,003
900,000 Las Vegas Sands Corp. , 3.50%, 8/18/26  842
2,000,000 MajorDrive Holdings IV LLC 144A, 6.38%,
6/01/29 (a) 1,513
1,500,000 MGM Resorts International , 4.75%, 10/15/28  1,361
550,000 MGM Resorts International , 6.75%, 5/01/25  561
1,300,000 NCL Corp. Ltd. 144A, 5.88%, 3/15/26 (a) 1,064
510,000 Royal Caribbean Cruises Ltd. 144A, 5.38%,
7/15/27 (a) 397
1,000,000 Royal Caribbean Cruises Ltd. 144A, 5.50%,
8/31/26 (a) 793

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
900,000 Royal Caribbean Cruises Ltd. 144A, 5.50%,
4/01/28 (a) $ 677
596,000 Royal Caribbean Cruises Ltd. 144A, 11.50%,
6/01/25 (a) 639
2,200,000 Scientific Games Holdings LP/Scientific Games
U.S. FinCo Inc. 144A, 6.63%, 3/01/30 (a) 1,979
1,800,000 Travel + Leisure Co. 144A, 4.50%, 12/01/29 (a) 1,552
1,000,000 Travel + Leisure Co. , 6.00%, 4/01/27  998
1,000,000 Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a) 1,018
1,500,000 Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp. 144A, 5.50%, 3/01/25 (a) 1,480
30,101
Media  (9%)
1,500,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.25%, 2/01/31 (a) 1,303
1,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.25%, 1/15/34 (a) 829
1,500,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 8/15/30 (a) 1,336
1,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. , 4.50%, 5/01/32  866
1,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 6/01/33 (a) 847
2,100,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.75%, 3/01/30 (a) 1,914
2,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.75%, 2/01/32 (a) 1,771
2,550,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.38%, 6/01/29 (a) 2,435
2,940,000 Cogent Communications Group Inc. 144A,
7.00%, 6/15/27 (a) 2,955
2,000,000 CSC Holdings LLC 144A, 4.13%, 12/01/30 (a) 1,705
3,300,000 CSC Holdings LLC 144A, 4.63%, 12/01/30 (a) 2,516
3,500,000 CSC Holdings LLC 144A, 5.75%, 1/15/30 (a) 2,837
500,000 CSC Holdings LLC 144A, 6.50%, 2/01/29 (a) 484
4,500,000 Directv Financing LLC/Directv Financing Co.-
Obligor Inc. 144A, 5.88%, 8/15/27 (a) 4,200
1,000,000 DISH DBS Corp. , 5.13%, 6/01/29  655
1,100,000 DISH DBS Corp. 144A, 5.25%, 12/01/26 (a) 954
1,350,000 DISH DBS Corp. 144A, 5.75%, 12/01/28 (a) 1,098
1,000,000 DISH DBS Corp. , 7.38%, 7/01/28  715
1,500,000 DISH DBS Corp. , 7.75%, 7/01/26  1,249
3,400,000 Endurance International Group Holdings Inc.
144A, 6.00%, 2/15/29 (a) 2,492
2,400,000 Go Daddy Operating Co. LLC/GD Finance Co.
Inc. 144A, 3.50%, 3/01/29 (a) 2,142
3,000,000 Gray Escrow II Inc. 144A, 5.38%, 11/15/31 (a) 2,655
1,000,000 Gray Television Inc. 144A, 4.75%, 10/15/30 (a) 862
2,500,000 Lamar Media Corp. , 4.88%, 1/15/29 (e) 2,435
3,000,000 LCPR Senior Secured Financing DAC 144A,
5.13%, 7/15/29 (a) 2,639
1,300,000 Match Group Holdings II LLC 144A, 3.63%,
10/01/31 (a) 1,112
1,500,000 Match Group Holdings II LLC 144A, 4.63%,
6/01/28 (a) 1,423
2,500,000 McGraw-Hill Education Inc. 144A, 8.00%,
8/01/29 (a) 2,106
2,500,000 Nexstar Media Inc. 144A, 4.75%, 11/01/28 (a) 2,335
2,500,000 Nielsen Finance LLC/Nielsen Finance Co. 144A,
5.63%, 10/01/28 (a) 2,455
1,700,000 Scripps Escrow Inc. 144A, 5.88%, 7/15/27 (a)(e) 1,631
1,000,000 Sinclair Television Group Inc. 144A, 4.13%,
12/01/30 (a) 852
Principal
or Shares Security Description
Value
(000)
2,000,000 Sinclair Television Group Inc. 144A, 5.50%,
3/01/30 (a) $ 1,602
1,750,000 Sirius XM Radio Inc. 144A, 4.13%, 7/01/30 (a) 1,582
3,300,000 Twitter Inc. 144A, 5.00%, 3/01/30 (a) 3,190
1,750,000 Uber Technologies Inc. 144A, 4.50%,
8/15/29 (a) 1,567
1,500,000 Virgin Media Secured Finance PLC 144A,
5.50%, 5/15/29 (a) 1,428
65,177
Real Estate  (3%)
3,600,000 Apollo Commercial Real Estate Finance Inc.
144A, 4.63%, 6/15/29 (a) 2,840
2,500,000 Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC 144A, 5.00%, 6/15/29 (a) 1,927
1,180,000 Diversified Healthcare Trust , 4.75%, 2/15/28  890
2,500,000 Iron Mountain Inc. 144A, 4.88%, 9/15/29 (a) 2,301
1,500,000 Iron Mountain Inc. 144A, 5.25%, 3/15/28 (a) 1,436
1,500,000 iStar Inc. , 4.25%, 8/01/25  1,432
2,950,000 Kennedy-Wilson Inc. , 4.75%, 3/01/29  2,608
3,500,000 Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp. 144A, 4.75%, 6/15/29 (a) 2,993
2,000,000 Service Properties Trust , 5.50%, 12/15/27  1,740
1,000,000 Service Properties Trust , 7.50%, 9/15/25  971
1,500,000 Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC 144A, 4.75%, 4/15/28 (a) 1,323
2,500,000 XHR LP 144A, 4.88%, 6/01/29 (a) 2,258
22,719
Retail  (5%)
2,500,000 1011778 BC ULC/New Red Finance Inc. 144A,
4.00%, 10/15/30 (a) 2,178
3,500,000 Arko Corp. 144A, 5.13%, 11/15/29 (a)(e) 2,945
2,000,000 Asbury Automotive Group Inc. 144A, 4.63%,
11/15/29 (a) 1,770
2,500,000 Asbury Automotive Group Inc. 144A, 5.00%,
2/15/32 (a) 2,187
1,000,000 Bath & Body Works Inc. 144A, 6.63%,
10/01/30 (a) 957
1,000,000 Bath & Body Works Inc. , 6.88%, 11/01/35  919
650,000 Bath & Body Works Inc. , 7.50%, 6/15/29  644
2,500,000 Crocs Inc. 144A, 4.13%, 8/15/31 (a) 1,941
2,000,000 Dealer Tire LLC/DT Issuer LLC 144A, 8.00%,
2/01/28 (a) 1,800
3,550,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 6.75%,
1/15/30 (a) 2,911
2,000,000 FirstCash Inc. 144A, 4.63%, 9/01/28 (a) 1,793
1,750,000 FirstCash Inc. 144A, 5.63%, 1/01/30 (a) 1,645
2,000,000 Group 1 Automotive Inc. 144A, 4.00%,
8/15/28 (a) 1,792
2,000,000 Kontoor Brands Inc. 144A, 4.13%, 11/15/29 (a) 1,690
1,300,000 Macy's Retail Holdings LLC 144A, 5.88%,
4/01/29 (a) 1,144
2,600,000 Sonic Automotive Inc. 144A, 4.88%,
11/15/31 (a) 2,123
1,000,000 Yum! Brands Inc. , 4.63%, 1/31/32  953
2,000,000 Yum! Brands Inc. , 5.38%, 4/01/32  1,979
2,000,000 Yum! Brands Inc. , 6.88%, 11/15/37  2,121
33,492
Service  (3%)
2,150,000 ADT Security Corp. 144A, 4.13%, 8/01/29 (a) 1,940
1,616,000 Adtalem Global Education Inc. 144A, 5.50%,
3/01/28 (a) 1,517

Principal
or Shares Security Description
Value
(000)
2,500,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A, 6.13%, 10/15/26 (a) $ 2,207
1,500,000 Avis Budget Car Rental LLC/Avis Budget
Finance Inc. 144A, 5.75%, 7/15/27 (a) 1,434
2,600,000 Carriage Services Inc. 144A, 4.25%, 5/15/29 (a) 2,265
2,000,000 Cimpress PLC 144A, 7.00%, 6/15/26 (a) 1,674
2,950,000 Covanta Holding Corp. 144A, 4.88%,
12/01/29 (a) 2,634
1,180,000 Hertz Corp. 144A, 4.63%, 12/01/26 (a) 1,052
2,500,000 Madison IAQ LLC 144A, 5.88%, 6/30/29 (a) 1,958
2,000,000 Prime Security Services Borrower LLC/Prime
Finance Inc. 144A, 3.38%, 8/31/27 (a) 1,829
2,000,000 PROG Holdings Inc. 144A, 6.00%, 11/15/29 (a) 1,646
1,000,000 United Rentals North America Inc. , 3.88%,
2/15/31  914
21,070
Technology  (5%)
2,500,000 ams-OSRAM AG 144A, 7.00%, 7/31/25 (a) 2,365
4,000,000 Castle U.S. Holding Corp. 144A, 9.50%,
2/15/28 (a) 3,318
2,000,000 Central Parent Inc./Central Merger Sub Inc.
144A, 7.25%, 6/15/29 (a) 2,035
1,951,000 Clarivate Science Holdings Corp. 144A, 4.88%,
7/01/29 (a) 1,731
2,200,000 Condor Merger Sub Inc. 144A, 7.38%,
2/15/30 (a) 1,937
2,600,000 Consensus Cloud Solutions Inc. 144A, 6.50%,
10/15/28 (a) 2,316
2,500,000 Dun & Bradstreet Corp. 144A, 5.00%,
12/15/29 (a) 2,334
3,000,000 Elastic NV 144A, 4.13%, 7/15/29 (a) 2,675
3,500,000 NCR Corp. 144A, 5.25%, 10/01/30 (a) 3,382
1,750,000 Presidio Holdings Inc. 144A, 8.25%, 2/01/28 (a) 1,654
3,500,000 Science Applications International Corp. 144A,
4.88%, 4/01/28 (a) 3,335
1,725,000 Seagate HDD Cayman , 3.38%, 7/15/31  1,388
2,500,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A, 3.88%, 2/01/29 (a) 2,240
30,710
Telecommunications  (4%)
3,000,000 Advantage Sales & Marketing Inc. 144A, 6.50%,
11/15/28 (a) 2,737
3,000,000 Altice France SA 144A, 5.13%, 7/15/29 (a) 2,572
1,000,000 Altice France SA , 5.88%, 2/01/27 EUR (b)(f) 966
1,000,000 Altice France SA 144A, 8.13%, 2/01/27 (a) 989
1,000,000 Frontier Communications Holdings LLC 144A,
5.88%, 10/15/27 (a) 988
1,000,000 Frontier Communications Holdings LLC 144A,
6.00%, 1/15/30 (a) 843
1,500,000 Frontier Communications Holdings LLC 144A,
6.75%, 5/01/29 (a) 1,339
2,500,000 Level 3 Financing Inc. 144A, 4.25%, 7/01/28 (a) 2,187
2,700,000 Lumen Technologies Inc. 144A, 4.50%,
1/15/29 (a) 2,147
1,000,000 Lumen Technologies Inc. , 5.63%, 4/01/25 (e) 991
1,000,000 Lumen Technologies Inc. P, 7.60%, 9/15/39  809
3,500,000 Sprint Corp. , 7.63%, 3/01/26  3,821
2,500,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (a) 2,099
2,200,000 Telecom Italia Capital SA , 6.38%, 11/15/33  1,840
3,000,000 T-Mobile USA Inc. , 3.38%, 4/15/29  2,806
Principal
or Shares Security Description
Value
(000)
1,500,000 Vmed O2 UK Financing I PLC 144A, 4.25%,
1/31/31 (a) $ 1,317
28,451
Transportation  (2%)
1,000,000 American Airlines Inc. 144A, 11.75%,
7/15/25 (a) 1,111
3,000,000 American Airlines Inc./AAdvantage Loyalty IP
Ltd. 144A, 5.75%, 4/20/29 (a) 2,877
2,000,000 Delta Air Lines Inc. , 3.75%, 10/28/29  1,741
2,500,000 First Student Bidco Inc./First Transit Parent Inc.
144A, 4.00%, 7/31/29 (a) 2,211
1,700,000 Fortress Transportation and Infrastructure
Investors LLC 144A, 5.50%, 5/01/28 (a) 1,532
2,000,000 Fortress Transportation and Infrastructure
Investors LLC 144A, 6.50%, 10/01/25 (a) 1,994
1,000,000 Fortress Transportation and Infrastructure
Investors LLC 144A, 9.75%, 8/01/27 (a) 1,012
711,120 MV24 Capital BV 144A, 6.75%, 6/01/34 (a) 656
1,025,000 United Airlines Holdings Inc. , 5.00%,
2/01/24 (e) 1,008
2,388,000 United Airlines Pass-Through Trust 2020-1,
4.88%, 1/15/26  2,271
16,413
Utility  (2%)
500,000 Calpine Corp. 144A, 4.50%, 2/15/28 (a) 486
1,500,000 Calpine Corp. 144A, 4.63%, 2/01/29 (a) 1,351
1,000,000 Calpine Corp. 144A, 5.13%, 3/15/28 (a) 943
381,000 Calpine Corp. 144A, 5.25%, 6/01/26 (a) 385
2,000,000 FirstEnergy Corp. B, 4.40%, 7/15/27  1,963
1,500,000 NextEra Energy Operating Partners LP 144A,
3.88%, 10/15/26 (a) 1,484
2,500,000 NRG Energy Inc. 144A, 3.38%, 2/15/29 (a)(e) 2,160
1,000,000 Pattern Energy Operations LP/Pattern Energy
Operations Inc. 144A, 4.50%, 8/15/28 (a) 929
1,000,000 PG&E Corp. , 5.00%, 7/01/28  915
1,000,000 Vistra Operations Co. LLC 144A, 5.00%,
7/31/27 (a) 986
1,250,000 Vistra Operations Co. LLC 144A, 5.50%,
9/01/26 (a) 1,268
12,870
Total Corporate Bond (Cost - $656,390)
595,615
Mortgage Backed (3%
)
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 9.250%), 11.51%,
11/25/39 (a)(c) 4,095
1,985,222 Fannie Mae Connecticut Avenue Securities 2016-
C02, (1 mo. LIBOR USD + 12.250%), 14.51%,
9/25/28 (c) 2,259
1,978,555 Fannie Mae Connecticut Avenue Securities 2016-
C04, (1 mo. LIBOR USD + 10.250%), 12.51%,
1/25/29 (c) 2,135
1,700,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 4.800%), 7.06%,
2/25/50 (a)(c) 1,456
1,200,000 Freddie Mac STACR Trust 2019-HRP1 144A,
(1 mo. LIBOR USD + 9.500%), 11.76%,
2/25/49 (a)(c) 1,259
1,727,135 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA2, (1 mo. LIBOR USD +
11.250%), 13.51%, 10/25/29 (c) 1,789

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
900,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
4.600%), 6.86%, 12/25/42 (c) $ 907
1,818,636 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 11.750%), 14.01%, 5/25/43 (a)(c) 1,929
1,550,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 10.500%), 12.76%, 2/25/47 (a)(c) 1,706
Total Mortgage Backed (Cost - $17,006)
17,535
Stocks (1%)
Common Stock (1%
)
150,000 Centennial Resource Development Inc.(h) 999
60,000 Comstock Resources Inc.(h) 956
31,000 Murphy Oil Corp. 1,089
30,000 PBF Energy Inc.(h) 1,000
180,000 Southwestern Energy Co.(h) 1,271
5,315
Preferred Stock (0%
)
80 Santander Consumer Auto Receivables Trust
2021-C,  0.00%
(Cost - $1,795)
1,230
Total Stocks (Cost - $7,457) 6,545
Principal
or Shares Security Description
Value
(000)
Investment Company (6%
)
37,358,768 Payden Cash Reserves Money Market Fund* $ 37,359
526,316 Payden Floating Rate Fund, SI Class* 5,005
Total Investment Company (Cost - $42,359)
42,364
Total Investments (Cost - $753,016) (100%)
691,229
Other Assets, net of Liabilities (0%)
153
Net Assets (100%) $ 691,382
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022. The stated maturity is subject to prepayments.
(e) All or a portion of these securities are on loan. At July 31, 2022, the total market value of the Fund’s securities on loan is $8,648 and the total market value of the collateral held by the Fund is $8,887. Amounts in 000s.
(f) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g) Perpetual security with no stated maturity date.
(h) Non-income producing
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 2,221 EUR  2,007 Citibank, N.A. 09/15/2022 $ 163
Liabilities:
CAD 3,043 USD  2,427 Citibank, N.A. 09/15/2022 (51)
USD 4,964 CAD  6,359 Citibank, N.A. 09/15/2022 (1)
(52)
Net Unrealized Appreciation (Depreciation)
$111
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
Protection Sold (Relevant Credit: Markit CDX, North
America High Yield Series 37 Index), Receive 5% Quarterly,
Pay upon credit default 12/20/2026 USD 9,900 $289 $69 $220

Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
5-Year Interest Rate Swap, Pay Fixed 0.2405% Annually,
Receive Variable (0.062%) (1-Month EURIBOR) Monthly 10/29/2023 EUR 2,343 $14 $– $14
5-Year Interest Rate Swap, Receive Fixed 3.013% Semi-
Annually, Pay Variable 2.37229% (1-Month USD LIBOR)
Monthly 10/29/2023 USD 14,240 70 – 70
$84 $– $84